Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 037
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Assets Measured at Fair Value
A summary of the Plan's assets that are measured at fair value for each fair value hierarchy level for the periods presented is as follows:

	December 31, 2025
	Measured at Net Asset Value (1)	Level One	Level Two	Level Three	Total
Enovis Corporation common stock	$—	$763,614	$—	$—	$763,614
ESAB Corporation common stock	—	306,530	—	—	306,530
Mutual funds	—	151,498,186	—	—	151,498,186
Common collective trust funds	182,365,617	—	—	—	182,365,617
Total	$182,365,617	$152,568,330	$—	$—	$334,933,947

	December 31, 2024
	Measured at Net Asset Value (1)	Level One	Level Two	Level Three	Total
Enovis Corporation common stock	$—	$481,990	$—	$—	$481,990
ESAB Corporation common stock	—	368,044	—	—	368,044
Mutual funds	—	136,481,145	—	—	136,481,145
Common collective trust funds	151,874,482	—	—	—	151,874,482
Total	$151,874,482	$137,331,179	$—	$—	$289,205,661
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(1) In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient (the “NAV”) have not been classified in the fair value hierarchy. These investments, consisting of common collective trusts, are valued using the NAV provided by the Trustee. The NAV is based on the underlying investments held by the fund that are traded in an active market, less its liabilities. These investments can be redeemed in the near term.